Lease liabilities (Tables) - Alps Life Science Inc [Member]	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Schedule of maturity analysis

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Minimum lease payments:
Less than one year	263,028	147,961
Later than one year but not later than five years	563,986	677,714

Total minimum lease payments	827,014	825,675
Less: Unearned interest	(47,783)	(17,229)

Present value of lease liabilities	779,231	808,446

The maturity analysis of the lease liabilities are as follows:

	2025	2024
	USD	USD

Minimum lease payments:
Less than one year	499,557	329,071
Later than one year but not later than five years	463,873	202,421
More than five years	71,705	-

Total minimum lease payments	1,035,135	531,492
Less: Unearned interest	(73,260)	(31,184)

Present value of lease liabilities	961,875	500,308

Schedule of lease liabilities	The lease liabilities component is analysed as follows:
	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Current	445,627	145,435
Non-current	333,604	663,011

	779,231	808,446
The lease liabilities component is analysed as follows:
	2025	2024
	USD	USD

Current	223,630	305,946
Non-current	738,245	194,362

	961,875	500,308